SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenues	$ 288,182	$ 272,914
PRC [Member]
Revenues	213,742	218,401
Non-PRC [Member]
Revenues	74,440	54,513
Integrated contract [Member]
Revenues	233,333	230,109
Integrated contract [Member] | PRC [Member]
Revenues	180,940
Integrated contract [Member] | Non-PRC [Member]
Revenues	52,393
Product [Member]
Revenues	13,957	$ 19,177
Product [Member] | PRC [Member]
Revenues	12,802
Product [Member] | Non-PRC [Member]
Revenues	1,155
One-off services [Member]
Revenues	39,378
One-off services [Member] | PRC [Member]
Revenues	18,486
One-off services [Member] | Non-PRC [Member]
Revenues	20,892
Services covering a period of time [Member]
Revenues	1,514
Services covering a period of time [Member] | PRC [Member]
Revenues	1,514
Services covering a period of time [Member] | Non-PRC [Member]
Revenues	$ 0